File No. 333-58721

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 271
      CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES
           CLASS II, ENERGY GROWTH TRUST, 1998 SERIES
     CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES
       CLASS II, MARKET LEADERS GROWTH TRUST, 19998 SERIES
       CLASS II, PHARMACEUTICAL GROWTH TRUST, 19998 SERIES
         CLASS II, TECHNOLOGY GROWTH TRUST, 1999 SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  October 31, 2000
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES
                                 14,650 UNITS


PROSPECTUS
Part One
Dated October 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Class II, Business Services Growth Trust, 1998 Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believes are positioned to take advantage of the trend among institutions toward utilizing specialized, vendor-supplied services. At September 18, 2000, each Unit represented a 1/14,650 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At September 18, 2000, the Public Offering Price per Unit was $8.791 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES
          SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 18, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         14,650
Fractional Undivided Interest in the Trust per Unit                   1/14,650
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                      $130,243
  Aggregate Value of Securities per Unit                                $8.890
  Income and Principal cash (overdraft) in the Portfolio              $(1,450)
  Income and Principal cash (overdraft) per Unit                       $(.099)
  Public Offering Price per Unit                                        $8.791
Redemption Price and Sponsor's Repurchase Price
  per Unit                                                              $8.791

Date Trust Established                                           July 22, 1998
Mandatory Termination Date                                    January 22, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                  Maximum of $.0035 per
  of the Sponsor                                     Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
Capital Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Any remaining balance in the Capital Account will be distributed in December of each year.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 271, Class II,
Business Services Growth Trust,
1998 Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 271, Class II, Business Services Growth Trust, 1998 Series as of June 30, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 271, Class II, Business Services Growth Trust, 1998 Series at June 30, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999, in conformity with accounting principles generally accepted in the United States.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 6, 2000

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2000


                                    ASSETS

Securities, at market value (cost, $138,832)                        $131,349
Dividends receivable                                                      13
                                                                    ________
                                                                     131,362

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      727
Cash overdraft                                                           503
                                                                    ________
                                                                       1,230
                                                                    ________

Net assets, applicable to 14,650 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $138,832
  Net unrealized depreciation (Note 2)                  (7,483)
  Distributable funds (deficit)                           (217)
  Less organization and offering costs (Note 1)         (1,000)
                                                       ________

                                                                    $130,132
                                                                    ========

Net asset value per unit                                              $8.883
                                                                    ========


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                     PORTFOLIO - See notes to portfolio.

                                June 30, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Business & Information Services
    115             Automatic Data Processing, Inc.                   $6,160
    171             CSG Systems International Inc.                     9,587
    100             Equifax, Inc.                                      2,625
    104             Fair Isaac & Company, Inc.                         4,576
    129             Fiserv, Inc.                                       5,579
     92             Galileo International, Inc.                        1,921
     44             McKesson HBOC, Inc.                                  921
    225  (1)        Paychex, Inc.                                      9,450
     82             Quintiles Transnational Corporation                1,158
     56             Rentokil Initial Plc (ADR)                         1,271
    179             ServiceMaster Company                              2,036
                    Electronics Manufacturing Services
    202  (2)        SCI Systems, Inc.                                  7,916
    176  (2)        Sanmina Corporation                               15,048
    316  (2)        Solectron Corporation                             13,232
                    Information Technology Services &
                      Software
    146             Analysts International Corporation                 1,360
    110             CIBER, Inc.                                        1,458
     86             Cambridge Technology Partners, Inc.                  750
    102             Computer Horizons Corporation                      1,371
     62             Computer Sciences Corporation                      4,631
    148             Compuware Corporation                              1,535
    157             Igate Capital Corporation (formerly Mastech
                      Corporation)                                     2,159
    131             IMRGLOBAL Corporation                              1,711
    198  (2)        Jack Henry & Associates, Inc.                      9,925
     74             Keane, Inc.                                        1,600
      1             Momentum Business Applications, Inc.                   7
     99             Metro Information Services, Inc.                     990
     88             PeopleSoft, Inc.                                   1,474
    106             SunGard Data Systems, Inc.                         3,286
                    Staffing
    175  (3)        Interim Services, Inc.                             3,106
    138             Kforce.com, Inc. (formerly Romac
                      International, Inc.)                               957
    125             Modis Professional Services, Inc.                  1,109
    228  (2)        On Assignment, Inc.                                6,954
    197             Personnel Group of America, Inc.                     579
    144  (2)        Robert Half International, Inc.                    4,104
    120             StaffMark, Inc.                                      803
                                                                    ________

                    Total investments                               $131,349
                                                                    ========


                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                              NOTES TO PORTFOLIO

                                June 30, 2000


(1    The number of shares reflects the effect of a three for two stock split.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In July 1999, Norrell Corporation (Norrell), one of the Trust's original holdings, was acquired by Interim Services, Inc. (Interim). Each shareholder of Norrell received .90 shares of Interim for each share of Norrell held.



               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                           STATEMENTS OF OPERATIONS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Dividend income                                    $376               420

Expenses:
  Trustee's fees and related expenses             (304)             (252)
  Evaluator's fees                                 (44)              (41)
  Supervisory fees                                 (51)              (48)
  Administrative fees                              (15)              (14)
                                                  _______________________
  Total expenses                                  (414)             (355)
                                                  _______________________
      Investment income (loss) - net               (38)                65

Net gain (loss) on investments:
  Net realized gain (loss)                          522                 -
  Change in net unrealized appreciation
    or depreciation                               6,968          (14,451)
                                                  _______________________
                                                  7,490          (14,451)
                                                  _______________________
Net increase (decrease) in net assets
  resulting from operations                      $7,452          (14,386)
                                                  =======================


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net                    $(38)              65
  Net realized gain (loss) on investments             522               -
  Change in net unrealized appreciation or
    depreciation on investments                     6,968        (14,451)
                                                 ________________________
                                                    7,452        (14,386)

Deferred sales charge (Note 3)                    (2,198)         (1,404)

Distributions to unit holders:
  Investment income - net                               -               -
  Principal from investment transactions          (5,023)               -
                                                 ________________________
                                                  (5,023)               -
                                                 ________________________
Total increase (decrease) in net assets               231        (15,790)

Net assets:
  At the beginning of the period                  129,901         145,691
                                                 ________________________
  At the end of the period (including
    distributable funds (deficit)
    applicable to Trust units of $(217) and
    $(1,339) at June 30, 2000 and 1999,
    respectively)                                $130,132         129,901
                                                 ========================

Trust units outstanding at the end of
  the period                                       14,650          14,650


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offerings costs -

A portion of the public offering price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,000 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at June 30, 2000 follows:

               Unrealized depreciation                            $(55,399)
               Unrealized appreciation                               47,916
                                                                   ________

                                                                   $(7,483)
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 1.0% of the public offering price, which is equivalent to approximately 1.010% of the net amount invested.

In addition to the initial sales charge, a deferred sales charge is assessed on the fifteenth day of each month on units outstanding on such dates (or, if such a date is not a business day, on the preceding business day). The deferred sales charge is $.054167 per unit for the January 15 and July 15 installments and $.004167 per unit for the installments in the other ten months. Such charges will continue through July 13, 2001 and will total $.45 per unit on units outstanding through July 13, 2001. Units redeemed prior to the termination of the Trust will not be subject to the deferred sales charge installment payments remaining at the time of redemption.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Any remaining balance in the principal account will be distributed in December of each year. The Trust made no distributions to unit holders during the period ended June 30, 1999.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                           Period from the
                                                             Initial Date
                                                             of Deposit,
                                              Year ended    July 22, 1998,
                                            June 30, 2000  to June 30, 1999

Dividend income                                  $.025            .028
Expenses                                         (.028)          (.024)
                                               ______________________
    Investment income (loss) - net               (.003)           .004

Distributions to unit holders:
  Investment income - net                            -              -
  Principal from investment transactions         (.343)             -

Net gain (loss) on investments                    .512           (.986)
Deferred sales charge                            (.150)          (.096)
                                               ______________________
    Total increase (decrease) in net assets       .016          (1.078)

Net assets:
  Beginning of the period                        8.867           9.945
                                               ______________________

  End of the period                             $8.883           8.867
                                               ======================


Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (14,650 units).

                                    FT 271
            CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES
                                 62,208 UNITS


PROSPECTUS
Part One
Dated October 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Class II, Energy Growth Trust, 1998 Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, as of the Initial Date of Deposit, were positioned to take advantage of the world's increasing demand for energy. At September 18, 2000, each Unit represented a 1/62,208 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At September 18, 2000, the Public Offering Price per Unit was $14.737 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES
          SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 18, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         62,208
Fractional Undivided Interest in the Trust per Unit                   1/62,208
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                      $931,215
  Aggregate Value of Securities per Unit                               $14.969
  Income and Principal cash (overdraft) in the Portfolio             $(14,425)
  Income and Principal cash (overdraft) per Unit                       $(.232)
  Public Offering Price per Unit                                       $14.737
Redemption Price and Sponsor's Repurchase Price
  per Unit                                                             $14.737

Date Trust Established                                           July 22, 1998
Mandatory Termination Date                                    January 22, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                  Maximum of $.0035 per
  of the Sponsor                                     Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
Capital Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Any remaining balance in the Capital Account will be distributed in December of each year.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 271, Class II,
Energy Growth Trust, 1998 Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 271, Class II, Energy Growth Trust, 1998 Series as of June 30, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 271, Class II, Energy Growth Trust, 1998 Series at June 30, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999, in conformity with accounting principles generally accepted in the United States.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 6, 2000

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2000


                                    ASSETS

Securities, at market value (cost, $542,729)                        $842,912
Dividends receivable                                                     846
                                                                    ________
                                                                     843,758

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    3,088
Cash overdraft                                                        13,406
                                                                    ________
                                                                      16,494
                                                                    ________

Net assets, applicable to 62,208 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $542,729
  Net unrealized appreciation (Note 2)                  300,183
  Distributable funds (deficit)                        (14,648)
  Less organization and offering costs (Note 1)         (1,000)
                                                       ________

                                                                    $827,264
                                                                    ========

Net asset value per unit                                             $13.298
                                                                    ========


               See accompanying notes to financial statements.

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                     PORTFOLIO - See notes to portfolio.

                                June 30, 2000


   Number of                                                          Market
     shares         Name of Issuer of Equity Securities               value

                    Oil & Gas - Drilling
       705          Diamond Offshore Drilling, Inc.                    $24,763
     1,577          ENSCO International Incorporated                    56,477
     1,471          Global Marine, Inc.                                 41,465
     1,376          Nabors Industries, Inc.                             57,191
     1,113          Noble Drilling Corporation                          45,842
     3,060          R&B Falcon Corporation                              72,103
       641          Transocean Sedco Forex, Inc. (formerly
                      Transocean Offshore, Inc.)                        34,254
                    Oil & Gas - Exploration & Production
       709          Noble Affiliates, Inc.                              26,410
     1,507          Ocean Energy, Inc.                                  21,381
                    Oil - Field Services
       979          BJ Services Company                                 61,188
       585          Cooper Cameron Corporation                          38,610
     1,622          Global Industries, Inc.                             30,615
       741  (1)     Grant Prideco, Inc.                                 18,525
       852          Petroleum Geo-Services ASA (ADR)                    14,538
       377          Schlumberger Ltd.                                   28,134
       787          Tidewater, Inc.                                     28,332
       737          Veritas DGC, Inc.                                   19,162
       741  (1)     Weatherford International, Inc.                     29,501
                    Oil - Integrated
       582  (2)     BP Amoco Plc                                        32,920
       294          Chevron Corporation                                 24,935
       364          ENI SpA (ADR)                                       21,180
       438  (3)     ExxonMobil Corporation                              34,383
       467  (4)     Royal Dutch Petroleum Company NV                    28,750
       413          Texaco, Inc.                                        21,992
       393          Total Fina SA (formerly Total SA) (ADR)             30,261
                                                                      ________

                    Total investments                                 $842,912
                                                                      ========


                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                              NOTES TO PORTFOLIO

                                June 30, 2000



(1) In April 2000, Weatherford International, Inc. (Weatherford), one of the Trust's original holdings, spunoff Grant Prideco, Inc. (Grant). Each shareholder of Weatherford received one share of Grant for each share of Weatherford held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In December 1999, Mobil Corporation (Mobil), one of the Trust's original holdings, was acquired by Exxon Corporation (Exxon). Each shareholder of Mobil received 1.3201 shares of Exxon for each share of Mobil held. Concurrently, the name of the combined company was changed to ExxonMobil Corporation.

(4) This Equity Security represents the common stock of a foreign company which trades directly on a United States national securities exchange.



               See accompanying notes to financial statements.

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                           STATEMENTS OF OPERATIONS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Dividend income                                    $6,056           3,381

Expenses:
  Trustee's fees and related expenses             (1,066)           (663)
  Evaluator's fees                                  (187)           (167)
  Supervisory fees                                  (218)           (199)
  Administrative fees                                (62)            (57)
                                                 ________________________
  Total expenses                                  (1,533)         (1,086)
                                                 ________________________
      Investment income - net                       4,523           2,295

Net gain (loss) on investments:
  Net realized gain (loss)                              -               -
  Change in net unrealized appreciation or
      depreciation                                268,955          31,228
                                                 ________________________
                                                  268,955          31,228
                                                 ________________________
Net increase in net assets resulting from
  operations                                     $273,478          33,523
                                                 ========================


               See accompanying notes to financial statements.

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Net increase in net assets resulting from
    operations:
  Investment income - net                          $4,523           2,295
  Net realized gain (loss) on investments               -               -
  Change in net unrealized appreciation or
    depreciation on investments                   268,955          31,228
                                                _________________________
                                                  273,478          33,523

Units issued (47,288 units in 1999, net of
  organization and offering costs of $664)              -         394,355

Deferred sales charge (Note 3)                    (9,331)         (5,899)

Distributions to unit holders:
  Investment income - net                         (3,602)         (2,634)
  Principal from investment transactions                -               -
                                                _________________________
                                                  (3,602)         (2,634)
                                                _________________________
Total increase (decrease) in net assets           260,545         419,345

Net assets:
  At the beginning of the period
    (representing 62,208 and 14,920 units
    outstanding at June 30, 1999 and
    July 22, 1998, respectively)                  566,719         147,374
                                                _________________________
  At the end of the period (including
    distributable funds (deficit)
    applicable to Trust units of $(14,648)
    and $(6,238) at June 30, 2000 and 1999,
    respectively)                                $827,264         566,719
                                                =========================

Trust units outstanding at the end of the
  period                                           62,208          62,208


               See accompanying notes to financial statements.

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                        NOTES TO FINANCIAL STATEMENTS

1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offerings costs -

A portion of the public offering price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred to establish the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,000 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at June 30, 2000 follows:

               Unrealized appreciation                             $313,498
               Unrealized depreciation                             (13,315)
                                                                   ________

                                                                   $300,183
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 1.0% of the public offering price, which is equivalent to approximately 1.010% of the net amount invested.

In addition to the initial sales charge, a deferred sales charge is assessed on the fifteenth day of each month on units outstanding on such dates (or, if such a date is not a business day, on the preceding business day). The deferred sales charge is $.054167 per unit for the January 15 and July 15 installments and $.004167 per unit for the installments in the other ten months. Such charges will continue through July 13, 2001 and will total $.45 per unit on units outstanding through July 13, 2001. Units redeemed prior to the termination of the Trust will not be subject to the deferred sales charge installment payments remaining at the time of redemption.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Any remaining balance in the principal account will be distributed in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                           Period from the
                                                             Initial Date
                                                             of Deposit,
                                              Year ended    July 22, 1998,
                                            June 30, 2000  to June 30, 1999

Dividend income                                  $.097            .057
Expenses                                         (.024)          (.018)
                                               _______________________
    Investment income - net                       .073            .039

Distributions to unit holders:
  Investment income - net                        (.058)          (.042)
  Principal from investment transactions             -              -

Net gain (loss) on investments                   4.323           (.665)
Deferred sales charge                            (.150)          (.100)
                                               _______________________
    Total increase (decrease) in net assets      4.188           (.768)

Net assets:
  Beginning of the period                        9.110           9.878
                                               _______________________

  End of the period                            $13.298           9.110
                                               =======================


Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (62,208 and 58,905 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.037 per unit to 62,208 units on December 31, 1999 and approximately $.021 per unit to 62,208 units on June 30, 200, approximately $.016 per unit to 62,208 units on December 31, 1998 and approximately $.026 per unit to 62,208 units on June 30, 1999. The Net gain (loss) on investments per unit during the period ended June 30, 1999 includes the effects of changes arising from issuance of 47,288 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,920 units ($9.878 per unit) on July 22, 1998.

                                    FT 271
                  CLASS II, ENERGY GROWTH TRUST, 1998 SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES
                                 11,690 UNITS


PROSPECTUS
Part One
Dated October 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Class II, Financial Services Growth Trust, 1998 Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by financial services companies. At September 18, 2000, each Unit represented a 1/11,690 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At September 18, 2000, the Public Offering Price per Unit was $10.671 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES
          SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 18, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         11,690
Fractional Undivided Interest in the Trust per Unit                   1/11,690
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                      $131,413
  Aggregate Value of Securities per Unit                               $11.241
  Income and Principal cash (overdraft) in the Portfolio              $(6,658)
  Income and Principal cash (overdraft) per Unit                       $(.570)
  Public Offering Price per Unit                                       $10.671
Redemption Price and Sponsor's Repurchase Price
  per Unit                                                             $10.671

Date Trust Established                                           July 22, 1998
Mandatory Termination Date                                    January 22, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                  Maximum of $.0035 per
  of the Sponsor                                     Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
Capital Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Any remaining balance in the Capital Account will be distributed in December of each year.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 271, Class II,
Financial Services Growth Trust,
1998 Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 271, Class II, Financial Services Growth Trust, 1998 Series as of June 30, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 271, Class II, Financial Services Growth Trust, 1998 Series at June 30, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999, in conformity with accounting principles generally accepted in the United States.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 6, 2000

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2000


                                    ASSETS

Securities, at market value (cost, $120,569)                        $109,759
Dividends receivable                                                     140
                                                                    ________
                                                                     109,899

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      675
Cash overdraft                                                         6,223
                                                                    ________
                                                                       6,898
                                                                    ________

Net assets, applicable to 11,690 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $120,569
  Net unrealized depreciation (Note 2)                 (10,810)
  Distributable funds (deficit)                         (5,758)
  Less organization and offering costs (Note 1)         (1,000)
                                                       ________

                                                                    $103,001
                                                                    ========

Net asset value per unit                                              $8.811
                                                                    ========


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                     PORTFOLIO - See notes to portfolio.

                                June 30, 2000


   Number of                                                          Market
     shares         Name of Issuer of Equity Securities               value

                    Banks & Thrifts
       48           Bank of America Corporation                         $2,064
       68           Bank One Corporation                                 1,806
      132           Charter One Financial, Inc.                          3,036
       82 (1) (2)  The Chase Manhattan Corporation                       3,777
       65           First Union Corporation                              1,613
       87 (3)       FleetBoston Financial Corporation                    2,958
      215           Sovereign Bancorp, Inc.                              1,512
       89           U.S. Bancorp                                         1,713
       92           Washington Mutual, Inc.                              2,657
       75           Zions Bancorporation                                 3,473
                    Financial Services
      117 (4)       American Express Company                             6,099
      102 (5)       Capital One Financial Corporation                    4,552
       87           CitiGroup, Inc.                                      5,242
       78           Countrywide Credit Industries, Inc.                  2,364
       61           Fannie Mae                                           3,183
       82           Freddie Mac                                          3,321
       80           Household International, Inc.                        3,325
      168           MBNA Corporation                                     4,557
                    Insurance
      110           AFLAC, Inc.                                          5,053
       82           Allstate Corporation                                 1,825
      117 (6)       American International Group, Inc.                  13,747
       48           The Chubb Corporation                                2,952
       70           MGIC Investment Corporation                          3,185
       73           Nationwide Financial Services, Inc.                  2,400
                    Investment Services
       84           Franklin Resources, Inc.                             2,551
       51           Lehman Brothers Holdings, Inc.                       4,823
       40           Merrill Lynch & Company, Inc.                        4,600
       84 (7)       Morgan Stanley, Dean Witter and Company              6,993
      103           T. Rowe Price Associates, Inc.                       4,378
                                                                      ________

                    Total investments                                 $109,759
                                                                      ========


                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                              NOTES TO PORTFOLIO

                                June 30, 2000

(1)   The number of shares reflects the effect of a three for two stock split.

(2) The Chase Manhattan Corporation is the holding company for The Chase Manhattan Bank, the Trustee for the Trust.

(3) In October 1999, BankBoston Corporation (BankBoston), one of the Trust's original holdings, was acquired by Fleet Financial Group, Inc. (Fleet). Each shareholder of BankBoston received 1.1844 shares of Fleet for each share of BankBoston held. Concurrently, the name of the combined company was changed to FleetBoston Financial Corporation.

(4)   The number of shares reflects the effect of a three for one stock split.

(5)   The number of shares reflects the effect of a 5% stock dividend.

(6)   The number of shares reflects the effect of a five for four stock split.

(7)   The number of shares reflects the effect of a two for one stock split.


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                           STATEMENTS OF OPERATIONS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Dividend income                                    $1,774           1,795

Expenses:
  Trustee's fees and related expenses               (308)           (253)
  Evaluator's fees                                   (35)            (42)
  Supervisory fees                                   (50)            (48)
  Administrative fees                                (12)            (14)
                                                 ________________________
  Total expenses                                    (405)           (357)
                                                 ________________________
      Investment income - net                       1,369           1,438

Net gain (loss) on investments:
  Net realized gain (loss)                        (2,554)               -
  Change in net unrealized appreciation or
    depreciation                                  (9,419)         (1,391)
                                                 ________________________
                                                 (11,973)         (1,391)
                                                 ________________________
Net increase (decrease) in net assets resulting
  from operations                               $(10,604)              47
                                                 ========================


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                          $1,369           1,438
  Net realized gain (loss) on investments         (2,554)               -
  Change in net unrealized appreciation or
    depreciation on investments                   (9,419)         (1,391)
                                                 ________________________
                                                 (10,604)              47

Units redeemed (3,033 units in 2000)             (27,422)               -
Deferred sales charge (Note 3)                    (2,086)         (1,411)

Distributions to unit holders:
  Investment income - net                           (642)           (400)
  Principal from investment transactions                -               -
                                                 ________________________
                                                    (642)           (400)
                                                 ________________________
Total increase (decrease) in net assets          (40,754)         (1,764)

Net assets:
  At the beginning of the period                  143,755         145,519
                                                 ________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of $(5,758) and $(373)
    at June 30, 2000 and 1999, respectively)     $103,001         143,755
                                                 ========================

Trust units outstanding at the end of the
  period                                           11,690          14,723


               See accompanying notes to financial statements.

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offerings costs -

A portion of the public offering price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,000, were paid at the end of the initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at June 30, 2000 follows:

               Unrealized depreciation                            $(26,500)
               Unrealized appreciation                               15,690
                                                                   ________

                                                                  $(10,810)
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 1.0% of the public offering price, which is equivalent to approximately 1.010% of the net amount invested.

In addition to the initial sales charge, a deferred sales charge is assessed on the fifteenth day of each month on units outstanding on such dates (or, if such a date is not a business day, on the preceding business day). The deferred sales charge is $.054167 per unit for the January 15 and July 15 installments and $.004167 per unit for the installments in the other ten months. Such charges will continue through July 13, 2001 and will total $.45 per unit on units outstanding through July 13, 2001. Units redeemed prior to the termination of the Trust will not be subject to the deferred sales charge installment payments remaining at the time of redemption.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Any remaining balance in the principal account will be distributed in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                           Period from the
                                                             Initial Date
                                                             of Deposit,
                                              Year ended    July 22, 1998,
                                            June 30, 2000  to June 30, 1999

Dividend income                                  $.139            .122
Expenses                                         (.032)          (.024)
                                               _______________________
      Investment income - net                     .107            .098

Distributions to unit holders:
  Investment income - net                        (.050)          (.027)
  Principal from investment transactions             -               -

Net gain (loss) on investments                   (.860)          (.095)
Deferred sales charge                            (.150)          (.096)
                                               _______________________
    Total increase (decrease) in net assets      (.953)          (.120)

Net assets:
  Beginning of the period                        9.764           9.884
                                               _______________________

  End of the period                             $8.811           9.764
                                               =======================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (12,745 and 14,723 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.028 per unit to 13,609 units on December 31, 1999, approximately $.022 per unit to 11,690 units on June 30, 2000 and approximately $.027 per unit to 14,723 units on June 30, 1999.

                                    FT 271
            CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES
                                 6,401 UNITS


PROSPECTUS
Part One
Dated October 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Class II, Market Leaders Growth Trust, 1998 Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by well-known blue chip companies. At September 18, 2000, each Unit represented a 1/6,401 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At September 18, 2000, the Public Offering Price per Unit was $9.058 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES
          SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 18, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                          6,401
Fractional Undivided Interest in the Trust per Unit                    1/6,401
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                       $61,362
  Aggregate Value of Securities per Unit                                $9.586
  Income and Principal cash (overdraft) in the Portfolio              $(3,380)
  Income and Principal cash (overdraft) per Unit                       $(.528)
  Public Offering Price per Unit                                        $9.058
Redemption Price and Sponsor's Repurchase Price
  per Unit                                                              $9.058

Date Trust Established                                           July 22, 1998
Mandatory Termination Date                                    January 22, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                  Maximum of $.0035 per
  of the Sponsor                                     Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
Capital Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Any remaining balance in the Capital Account will be distributed in December of each year.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 271, Class II,
Market Leaders Growth Trust,
1998 Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 271, Class II, Market Leaders Growth Trust, 1998 Series as of June 30, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 271, Class II, Market Leaders Growth Trust, 1998 Series at June 30, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999, in conformity with accounting principles generally accepted in the United States.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 6, 2000

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2000


                                    ASSETS

Securities, at market value (cost, $126,408)                        $116,320
Dividends receivable                                                      32
                                                                    ________
                                                                     116,352

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      670
Cash overdraft                                                         1,964
                                                                    ________
                                                                       2,634
                                                                    ________

Net assets, applicable to 13,164 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $126,408
  Net unrealized depreciation (Note 2)                 (10,088)
  Distributable funds (deficit)                         (1,602)
  Less organization and offering costs (Note 1)         (1,000)
                                                      _________

                                                                    $113,718
                                                                    ========

Net asset value per unit                                              $8.639
                                                                    ========


               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                     PORTFOLIO - See notes to portfolio.

                                June 30, 2000


   Number of                                                           Market
     shares         Name of Issuer of Equity Securities                value

      453 (1)       American Express Company                           $23,613
        6           Berkshire Hathaway, Inc. (Class B)                  10,560
      190           The Coca-Cola Company                               10,913
      433           The Walt Disney Company                             16,806
      332           Freddie Mac                                         13,446
      286           The Gillette Company                                 9,992
       29           The Washington Post Company (Class B)               13,862
      442           Wells Fargo & Company                               17,128
                                                                      ________

                    Total investments                                 $116,320
                                                                      ========


                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                              NOTES TO PORTFOLIO

                                June 30, 2000



(1)   The number of shares reflects the effect of a three for one stock split.



               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                           STATEMENTS OF OPERATIONS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Dividend income                                    $1,498             136

Expenses:
  Trustee's fees and related expenses               (454)           (358)
  Evaluator's fees                                   (51)            (60)
  Supervisory fees                                   (76)            (74)
  Administrative fees                                (17)            (21)
                                                 ________________________
  Total expenses                                    (598)           (513)
                                                 ________________________
    Investment income (loss) - net                    900           (377)

Net gain (loss) on investments:
  Net realized gain (loss)                        (7,873)               -
  Change in net unrealized appreciation or
    depreciation                                  (3,688)         (6,400)
                                                 ________________________
                                                 (11,561)         (6,400)
                                                 ________________________

Net increase (decrease) in net assets
  resulting from operations                     $(10,661)         (6,777)
                                                 ========================


               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net                     $900           (377)
  Net realized gain (loss) on investments         (7,873)               -
  Change in net unrealized appreciation or
    depreciation on investments                   (3,688)         (6,400)
                                                 ________________________
                                                 (10,661)         (6,777)

Units issued (14,599 units in 1999, net of
  organization and offering costs of $666)              -         137,130
Units redeemed (16,258 units in 2000)           (147,512)               -
Deferred sales charge (Note 3)                    (2,964)         (1,716)

Distributions to unit holders:
  Investment income - net                           (201)               -
  Principal from investment transactions                -               -
                                                 ________________________
                                                    (201)               -
                                                _________________________
Total increase (decrease) in net assets         (161,338)         128,637

Net assets:
  At the beginning of the period
    (representing 29,422 and 14,823 units
    outstanding at June 30, 1999 and July 22,
    1998, respectively)                           275,056         146,419
                                                _________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of $(1,602) and $(2,093)
    at June 30, 2000 and 1999, respectively)     $113,718         275,056
                                                =========================

Trust units outstanding at the end of the
  period                                           13,164          29,422


               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offerings costs -

A portion of the public offering price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred to establish the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,000 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at June 30, 2000 follows:

               Unrealized depreciation                            $(19,617)
               Unrealized appreciation                                9,529
                                                                   ________

                                                                  $(10,088)
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 1.0% of the public offering price, which is equivalent to approximately 1.010% of the net amount invested.

In addition to the initial sales charge, a deferred sales charge is assessed on the fifteenth day of each month on units outstanding on such dates (or, if such a date is not a business day, on the preceding business day). The deferred sales charge is $.054167 per unit for the January 15 and July 15 installments and $.004167 per unit for the installments in the other ten months. Such charges will continue through July 13, 2001 and will total $.45 per unit on units outstanding through July 13, 2001. Units redeemed prior to the termination of the Trust will not be subject to the deferred sales charge installment payments remaining at the time of redemption.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Any remaining balance in the principal account will be distributed in December of each year. The Trust made no distributions to unit holders during the period ended June 30, 1999.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                           Period from the
                                                             Initial Date
                                                             of Deposit,
                                              Year ended    July 22, 1998,
                                            June 30, 2000  to June 30, 1999

Dividend income                                  $.093            .006
Expenses                                         (.037)          (.024)
                                               _______________________
      Investment income (loss) - net              .056           (.018)

Distributions to unit holders:
  Investment income - net                        (.014)              -
  Principal from investment transactions             -               -

Net gain (loss) on investments                   (.602)          (.431)
Deferred sales charge                            (.150)          (.080)
                                               _______________________
    Total increase (decrease) in net assets      (.710)          (.529)

Net assets:
  Beginning of the period                        9.349           9.878
                                               _______________________

  End of the period                             $8.639           9.349
                                               =======================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (16,034 and 21,443 units in 2000 and 1999, respectively). The Net gain (loss) on investments per unit during the period ended June 30, 1999 includes the effects of changes arising from issuance of 14,599 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,823 units ($9.878 per unit) on July 22, 1998.

                                    FT 271
              CLASS II, MARKET LEADERS GROWTH TRUST, 1998 SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES
                                 37,303 UNITS


PROSPECTUS
Part One
Dated October 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Class II, Pharmaceutical Growth Trust, 1998 Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by pharmaceutical companies. At September 18, 2000, each Unit represented a 1/37,303 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At September 18, 2000, the Public Offering Price per Unit was $17.496 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES
          SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 18, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         37,303
Fractional Undivided Interest in the Trust per Unit                   1/37,303
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                      $653,666
  Aggregate Value of Securities per Unit                               $17.523
  Income and Principal cash (overdraft) in the Portfolio              $(1,010)
  Income and Principal cash (overdraft) per Unit                       $(.027)
  Public Offering Price per Unit                                       $17.496
Redemption Price and Sponsor's Repurchase Price
  per Unit                                                             $17.496

Date Trust Established                                           July 22, 1998
Mandatory Termination Date                                    January 22, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                  Maximum of $.0035 per
  of the Sponsor                                     Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
Capital Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Any remaining balance in the Capital Account will be distributed in December of each year.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 271, Class II,
Pharmaceutical Growth Trust, 1998 Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 271, Class II, Pharmaceutical Growth Trust, 1998 Series as of June 30, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 271, Class II, Pharmaceutical Growth Trust, 1998 Series at June 30, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999, in conformity with accounting principles generally accepted in the United States.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 6, 2000

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2000


                                    ASSETS

Securities, at market value (cost, $363,400)                        $652,456
Dividends receivable                                                     167
Cash                                                                     205
                                                                    ________
                                                                     652,828

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,955
                                                                    ________

Net assets, applicable to 37,837 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $363,400
  Net unrealized appreciation (Note 2)                  289,056
  Distributable funds (deficit)                           (583)
  Less organization and offering costs (Note 1)         (1,000)
                                                       ________

                                                                    $650,873
                                                                    ========

Net asset value per unit                                             $17.202
                                                                    ========


               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                     PORTFOLIO - See notes to portfolio.

                                June 30, 2000


   Number of                                                           Market
     shares         Name of Issuer of Equity Securities                value

        346         Abbott Laboratories                                $15,419
        811 (1)     Amgen, Inc.                                         56,973
        739         AstraZeneca Plc (ADR)                               34,363
        539         Biogen, Inc.                                        34,766
        252         Bristol-Myers Squibb Company                        14,679
        573         Dura Pharmaceuticals, Inc.                           8,237
        401         Elan Corporation Plc (ADR)                          19,424
        216         Eli Lilly and Company                               21,573
        542         Genzyme Corporation                                 32,215
         58         Genzyme Molecular Oncology                             805
         97         Genzyme Surgical Products                              964
        249         Glaxo Wellcome Plc (ADR)                            14,395
        465         ICN Pharmaceuticals, Inc.                           12,933
      1,113 (1)     IDEC Pharmaceuticals Corporation                   130,569
        200         Johnson & Johnson                                   20,375
      1,012 (2)     Jones Pharma, Inc.                                  40,417
        230         Merck & Company, Inc.                               17,624
        442         Mylan Laboratories, Inc.                             8,068
        352 (1)     Novartis AG (ADR)                                   14,080
        905 (3)     Pfizer, Inc.                                        43,440
        142         Roche Holdings AG (ADR)                             13,866
        274         Schering-Plough Corporation                         13,837
        245         SmithKline Beecham Plc (ADR)                        15,971
        896 (1)     Teva Pharmaceutical Industries Ltd. (ADR)           49,672
        331         Watson Pharmaceuticals, Inc.                        17,791
                                                                      ________

                    Total investments                                 $652,456
                                                                      ========


                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                              NOTES TO PORTFOLIO

                                June 30, 2000



(1)   The number of shares reflects the effect of a two for one stock split.

(2) The number of shares reflects the effect of two three for two stock splits.

(3) In June 2000, Warner Lambert Company (Warner Lambert), one of the Trust's original holdings, was acquired by Pfizer Inc. (Pfizer), which was also one of the Trust's original holdings. Each shareholder of Warner Lambert received 2.75 shares of Pfizer for each share of Warner Lambert held. Pfizer had effected a three for one stock split prior to the acquisition



               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                           STATEMENTS OF OPERATIONS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Dividend income                                    $3,845           8,344

Expenses:
  Trustee's fees and related expenses               (761)           (501)
  Evaluator's fees                                  (116)           (114)
  Supervisory fees                                  (136)           (135)
  Administrative fees                                (39)            (39)
                                                 ________________________
  Total expenses                                  (1,052)           (789)
                                                 ________________________
      Investment income - net                       2,793           7,555

Net gain (loss) on investments:
  Net realized gain (loss)                         29,461               -
  Change in net unrealized appreciation or
     depreciation                                 195,464          93,592
                                                 ________________________
                                                  224,925          93,592
                                                 ________________________

Net increase in net assets resulting from
   operations                                    $227,718         101,147
                                                 ========================


               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS



                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Net increase in net assets resulting from
    operations:
  Investment income - net                          $2,793           7,555
  Net realized gain (loss) on investments          29,461               -
  Change in net unrealized appreciation or
    depreciation on investments                   195,464          93,592
                                                 ________________________
                                                  227,718         101,147

Units issued (31,850 units in 1999, net of
  organization and offering costs of $665)              -         304,379
Units redeemed (8,914 units in 2000)            (115,638)               -
Deferred sales charge (Note 3)                    (6,312)         (4,117)

Distributions to unit holders:
  Investment income - net                         (2,157)         (1,332)
  Principal from investment transactions                -               -
                                                 ________________________
                                                  (2,157)         (1,332)
                                                 ________________________
Total increase (decrease) in net assets           103,611         400,077

Net assets:
  At the beginning of the period (representing
    46,751 and 14,901 units outstanding at
    June 30, 1999 and July 22, 1998,
    respectively)                                 547,262         147,185
                                                 ________________________
  At the end of the period (including
    distributable funds(deficit) applicable
    to Trust units of $(583) and $2,106 at
    June 30, 2000 and 1999, respectively)        $650,873         547,262
                                                 ========================

Trust units outstanding at the end of the
  period                                           37,837          46,751


               See accompanying notes to financial statements.

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offerings costs -

A portion of the public offering price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,000, were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at June 30, 2000 follows:

               Unrealized appreciation                             $300,998
               Unrealized depreciation                             (11,942)
                                                                   ________

                                                                   $289,056
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 1.0% of the public offering price, which is equivalent to approximately 1.010% of the net amount invested.

In addition to the initial sales charge, a deferred sales charge is assessed on the fifteenth day of each month on units outstanding on such dates (or, if such a date is not a business day, on the preceding business day). The deferred sales charge is $.054167 per unit for the January 15 and July 15 installments and $.004167 per unit for the installments in the other ten months. Such charges will continue through July 13, 2001 and will total $.45 per unit on units outstanding through July 13, 2001. Units redeemed prior to the termination of the Trust will not be subject to the deferred sales charge installment payments remaining at the time of redemption.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Any remaining balance in the principal account will be distributed in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                           Period from the
                                                             Initial Date
                                                             of Deposit,
                                              Year ended    July 22, 1998,
                                            June 30, 2000  to June 30, 1999

Dividend income                                  $.099            .207
Expenses                                         (.027)          (.020)
                                              ________________________
    Investment income - net                       .072            .187

Distributions to unit holders:
  Investment income - net                        (.056)          (.028)
  Principal from investment transactions             -               -

Net gain (loss) on investments                   5.630           1.771
Deferred sales charge                            (.150)          (.102)
                                              ________________________
    Total increase (decrease) in net assets      5.496           1.828

Net assets:
  Beginning of the period                       11.706           9.878
                                              ________________________

  End of the period                            $17.202          11.706
                                              ========================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (38,686 and 40,323 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.017 per unit to 39,652 units on December 31, 1999, approximately $.039 per unit to 37,837 units on June 30, 2000 and approximately $.028 per unit to 46,751 units on June 30, 1999. The Net gain (loss) on investments per unit during the period ended June 30, 1999 includes the effects of changes arising from issuance of 31,850 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,901 units ($9.878 per unit) on July 22, 1998.

                                    FT 271
              CLASS II, PHARMACEUTICAL GROWTH TRUST, 1998 SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES
                                 10,051 UNITS


PROSPECTUS
Part One
Dated October 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Class II, Technology Growth Trust, 1998 Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in the technology industry. At September 18, 2000, each Unit represented a 1/10,051 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At September 18, 2000, the Public Offering Price per Unit was $47.883 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES
          SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 18, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         10,051
Fractional Undivided Interest in the Trust per Unit                   1/10,051
  Aggregate Value of Securities in the Portfolio                      $485,548
  Aggregate Value of Securities per Unit                               $48,308
  Income and Principal cash (overdraft) in the Portfolio              $(4,274)
  Income and Principal cash (overdraft) per Unit                       $(.425)
  Public Offering Price per Unit                                       $47.883
Redemption Price and Sponsor's Repurchase Price
  per Unit                                                             $47.883

Date Trust Established                                           July 22, 1998
Mandatory Termination Date                                    January 22, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                  Maximum of $.0035 per
  of the Sponsor                                     Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
Capital Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Any remaining balance in the Capital Account will be distributed in December of each year.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 271, Class II,
Technology Growth Trust, 1998 Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 271, Class II, Technology Growth Trust, 1998 Series as of June 30, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 271, Class II, Technology Growth Trust, 1998 Series at June 30, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, July 22, 1998, to June 30, 1999, in conformity with accounting principles generally accepted in the United States.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 6, 2000

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2000


                                    ASSETS

Securities, at market value (cost, $103,031)                        $456,409
Dividends receivable                                                      13
                                                                    ________
                                                                     456,422

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      499
Cash overdraft                                                         4,171
                                                                    ________
                                                                       4,670
                                                                    ________

Net assets, applicable to 10,051 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $103,031
  Net unrealized appreciation (Note 2)                  353,378
  Distributable funds (deficit)                         (2,867)
  Less organization and offering costs (Note 1)         (1,790)
                                                      _________

                                                                    $451,752
                                                                    ========

Net asset value per unit                                             $44.946
                                                                    ========


               See accompanying notes to financial statements.

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                     PORTFOLIO - See notes to portfolio.

                                June 30, 2000


   Number of                                                           Market
     shares         Name of Issuer of Equity Securities                value

                    Computer & Peripherals
         24 (1)     Agilent Technologies, Inc.                          $1,770
        124         Compaq Corporation                                   3,170
        146         Dell Computer Corporation                            7,200
        312 (2)     EMC Corporation                                     24,005
        126 (2)     Gateway, Inc. (formerly Gateway 2000, Inc.)          7,150
         64 (1)     Hewlett-Packard Company                              7,992
        332 (2)     Sun Microsystems, Inc.                              30,191
                    Computer Networking
        144         3Com Corporation                                     8,298
        248 (2)     Cisco Systems, Inc.                                 15,702
        125         Lucent Technologies, Inc.                            7,406
                    Semiconductor Equipment
        393 (3)(4)  ASM Lithography Holdings N.V.                       17,341
        262 (2)     Applied Materials, Inc.                             23,744
        294 (2)     KLA-Tencor Corporation                              17,217
                    Semiconductors
        205         Altera Corporation                                  20,897
        100         Intel Corporation                                   13,369
        248 (2)     Linear Technology Corporation                       15,857
        264 (2)     Maxim Integrated Products, Inc.                     17,936
        414 (2)(3)  PMC-Sierra, Inc.                                    73,563
        387 (3)(4)  STMicroelectronics N.V.                             24,841
                    Software
         73         BMC Software, Inc.                                   2,663
        314 (2)     Check Point Software Technologies, Inc.             66,489
         72         Microsoft Corporation                                5,760
          2         Momentum Business Applications, Inc.                    15
         77         Network Associates, Inc.                             1,569
        442 (2)     Oracle Corporation                                  37,156
         92         PeopleSoft, Inc.                                     1,541
         76         SAP AG (ADR)                                         3,567
                                                                      ________

                    Total investments                                 $456,409
                                                                      ========


                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                              NOTES TO PORTFOLIO

                                June 30, 2000


(1) In June 2000, Hewlett-Packard Company (Hewlett-Packard), one the Trust's original holdings spun off Agilent Technologies (Agilent). Each shareholder of Hewlett-Packard received .3814 shares of Agilent for each share of Hewlett-Packard held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) This Equity Security represents the common stock of a foreign company which trades directly on a United States national securities exchange.

(4)   The number of shares reflects the effect of a three for one stock split.



               See accompanying notes to financial statements.

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                           STATEMENTS OF OPERATIONS


                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Dividend income                                      $117             179

Expenses:
  Trustee's fees and related expenses               (288)           (248)
  Evaluator's fees                                   (30)            (41)
  Supervisory fees                                   (43)            (42)
  Administrative fees                                (10)            (12)
                                                 ________________________
  Total expenses                                    (371)           (343)
                                                 ________________________
    Investment income (loss) - net                  (254)           (164)

Net gain (loss) on investments:
  Net realized gain (loss)                         35,221               -
  Change in net unrealized appreciation or
  depreciation                                    257,244          96,134
                                                 ________________________
                                                  292,465          96,134
                                                 ________________________
Net increase in net assets resulting from
  operations                                     $292,211          95,970
                                                 ========================


               See accompanying notes to financial statements.

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS



                                                             Period from the
                                                               Initial Date
                                                               of Deposit,
                                                Year ended    July 22, 1998,
                                              June 30, 2000  to June 30, 1999

Net increase in net assets resulting from
    operations:
  Investment income (loss) - net                   $(254)           (164)
  Net realized gain (loss) on investments          35,221               -
  Change in net unrealized appreciation or
    depreciation on investments                   257,244          96,134
                                                 ________________________
                                                  292,211          95,970

Deferred sales charge (Note 3)                    (1,761)         (1,380)
Units redeemed (4,350 units in 2000)             (77,430)               -

Distributions to unit holders:
  Investment income - net                               -               -
  Principal from investment transactions                -               -
                                                 ________________________
                                                        -               -
                                                 ________________________
Total increase (decrease) in net assets           213,020          94,590

Net assets:
  At the beginning of the period                  238,732         144,142
                                                 ________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of $(2,867) and $(1,544)
    at June 30, 2000 and 1999, respectively)     $451,752         238,732
                                                 ========================

Trust units outstanding at the end of the
   period                                          10,051          14,401


               See accompanying notes to financial statements.

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities or, if no such price exists, at the closing bid price, as reported by First Trust Advisors, L.P., (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offerings costs -

A portion of the public offering price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,790 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at June 30, 2000 follows:

               Unrealized appreciation                             $361,793
               Unrealized depreciation                              (8,415)
                                                                   ________

                                                                   $353,378
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 1.0% of the public offering price, which is equivalent to approximately 1.010% of the net amount invested.

In addition to the initial sales charge, a deferred sales charge is assessed on the fifteenth day of each month on units outstanding on such dates (or, if such a date is not a business day, on the preceding business day). The deferred sales charge is $.054167 per unit for the January 15 and July 15 installments and $.004167 per unit for the installments in the other ten months. Such charges will continue through July 13, 2001 and will total $.45 per unit on units outstanding through July 13, 2001. Units redeemed prior to the termination of the Trust will not be subject to the deferred sales charge installment payments remaining at the time of redemption.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Any remaining balance in the principal account will be distributed in December of each year. The Trust made no distributions to unit holders during the year ended June 30, 2000 and the period ended June 30, 1999.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                           Period from the
                                                             Initial Date
                                                             of Deposit,
                                              Year ended    July 22, 1998,
                                            June 30, 2000  to June 30, 1999

Dividend income                                  $.011            .013
Expenses                                         (.035)          (.024)
                                              ________________________
      Investment income (loss) - net             (.024)          (.011)

Distributions to unit holders:
  Investment income - net                            -                -
  Principal from investment transactions             -                -

Net gain (loss) on investments                  28.543           6.675
Deferred sales charge                            (.150)          (.096)
                                              ________________________
    Total increase (decrease) in net assets     28.369           6.568

Net assets:
  Beginning of the period                       16.577          10.009
                                              ________________________

  End of the period                            $44.946          16.577
                                              ========================


Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (10,681 and 14,401 units in 2000 and 1999, respectively).

                                    FT 271
                CLASS II, TECHNOLOGY GROWTH TRUST, 1998 SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.






                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated May 31, 2000                                      AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                           Table of Contents

The FT Series                                             3
Risk Factors                                              3
Public Offering                                           4
Distribution of Units                                     5
The Sponsor's Profits                                     6
The Secondary Market                                      6
How We Purchase Units                                     6
Expenses and Charges                                      6
Tax Status                                                7
Retirement Plans                                          9
Rights of Unit Holders                                    9
Income and Capital Distributions                         10
Redeeming Your Units                                     11
Removing Securities from a Trust                         12
Amending or Terminating the Indenture                    13
Information on the Sponsor, Trustee and Evaluator        13
Other Information                                        14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek,

Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities (the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your

Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service

 ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $27 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 1999, the total partners' capital of Nike Securities L.P. was $19,881,035 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

Ernst & Young LLP, independent auditors, have audited the Trusts' statements of net assets, including the schedules of investments, appearing in each Part One of this prospectus, as set forth in their report. We've included the Trusts' statements of net assets, including the schedules of investments, in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

                 This page is intentionally left blank.

Page 15


                   FIRST TRUST (registered trademark)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              May 31, 2000

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16



             CLASS II, BUSINESS SERVICES GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated October 31, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of companies engaged in providing specialized, vendor-supplied services, such as temporary staffing, information technology services, electronics manufacturing services, and business and information services, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide investors with above-average capital appreciation potential through an investment in a diversified portfolio of common stocks of companies the Sponsor believes are positioned to take advantage of the trend among institutions such as corporations and government entities toward utilizing specialized, vendor-supplied services (the "Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust's portfolio is diversified across several companies involved in various industries, such as temporary staffing, information technology services, electronics manufacturing services, and business and information services. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

The Trusts consist of companies engaged in providing specialized, vendor-supported services, such as temporary staffing, information technology services and software, electronics manufacturing services, and business and information services. Companies in this field are subject to rapidly changing technology, cyclical market patterns, evolving industry standards, economic recession in the industries they service, shifting corporate trends regarding the hiring of vendors and general stock market volatility. An unexpected change in one or more of the foregoing factors may have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

For a discussion of ADRs, see "Risk Factors" in Part Two of this Prospectus.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Page 1


             Class II, Business Services Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS

                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

Page 2


                  CLASS II, ENERGY GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated October 31, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by energy companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued primarily by energy companies, which, on the Initial Date of Deposit, the Sponsor believed were positioned to take advantage of the world's increasing demand for energy, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail.

The Trusts invest in Equity Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field were also considered for the Trusts.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Equity Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Equity Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in the Trusts.

For a discussion of American Depositary Receipts ("ADRs"), see "Risk Factors" in Part Two of the Prospectus.

                  Class II, Energy Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

            CLASS II, FINANCIAL SERVICES GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated October 31, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of companies which are money center banks, major regional banks, financial and investment service providers, and insurance companies. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued primarily by financial services companies listed above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. The companies selected for the Trusts were researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research analysts. To help reduce risk, the Trusts avoid small companies, newly-issued stocks and stocks with little or no earnings.

It is important to note that the financial institutions industry is subject to the adverse effect of volatile interest rates, economic recession, increased competition from new entrants in the field and potential increased regulation. There is, however, no assurance that the objective of the Trusts will be achieved.

An investment in a Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Equity Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws" or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. Further, the number of waste sites subject to clean-up is unknown. Very few sites have been subject to clean-up to date. The extent of clean-up necessary and the assignment of liability has not been established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Equity Securities included in the Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

            Class II, Financial Services Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CLASS II, MARKET LEADERS GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated October 31, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by well-known blue chip companies with a long-standing history of performance and financial stability. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation through an investment in equity securities issued by well-known blue chip companies with a long-standing history of performance and financial stability (the "Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or traded in the over-the-counter market. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research analysts.

An investment in Units of a Trust should be made with an understanding of the problems and risks associated with an investment in the common stock of Berkshire Hathaway, Inc. and related companies. Since the Trusts are concentrated in Berkshire Hathaway, Inc. common stock and the common stock of certain companies in which Berkshire Hathaway, Inc. owns an equity interest, each Trust's lack of diversity increases risks to investors. The common stock of Berkshire Hathaway, Inc. is more thinly traded than other Equity Securities included in the Trusts. Berkshire Hathaway, Inc. and the other issuers of Equity Securities included in the Trusts have in no way participated in the creation of the Trusts.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Page 1


              Class II, Market Leaders Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

Page 2


              CLASS II, PHARMACEUTICAL GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated October 31, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by pharmaceutical companies, including common stocks of foreign issuers in American
Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation and income by investing a Trust's portfolio in common stocks issued by pharmaceutical companies, including common stocks of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by pharmaceutical companies and are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

It is important to note that companies engaged in the pharmaceutical industry are subject to fierce competition, stringent government regulation and the risk that their products and services are subject to rapid obsolescence.

An investment in Units of a Trust should be made with an understanding of the characteristics of the pharmaceutical and medical technology industries and the risks which such an investment may entail.

Pharmaceutical companies are companies involved in drug development and production services. Such companies have potential risks unique to their sector of the healthcare field. Such companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from generic drug sales, the termination of their patent protection for drug products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug to market are substantial and include lengthy governmental review processes, with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in a Trust.

For a discussion of American Depositary Receipts ("ADRs"), see "Risk Factors" in Part Two of the Prospectus.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Page 1


              Class II, Pharmaceutical Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS

                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

Page 2


                CLASS II, TECHNOLOGY GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated October 31, 2000                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by technology companies, including common stocks of foreign issuers in American Depositary Receipt ("ADR") form, with superior financial performance. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks issued by companies involved in computers, computer networking, software, semiconductor equipment and semiconductors, including common stocks of foreign issuers in American Depositary Receipt ("ADR") form, with superior financial performance ("Equity Securities"). To help reduce high risk, the Trusts avoid small market capitalization stocks, newly-issued stocks and stocks with little or no earnings. The companies all have market capitalizations of at least $500 million and have been publicly traded for two years or more. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trusts should be made with an understanding of the characteristics of the technology industry and the risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, Internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities in the Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities in the Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities in the Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities in the Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities in the Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of such laws could have a material adverse impact on the Equity Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

For a discussion of American Depositary Receipts ("ADRs"), see "Risk Factors" in Part Two of the Prospectus.

                Class II, Technology Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 271 CLASS II, BUSINESS SERVICES GROWTH TRUST, 1998 SERIES
CLASS II, ENERGY GROWTH TRUST, 1998 SERIES
CLASS II, FINANCIAL SERVICES GROWTH TRUST, 1998 SERIES
CLASS II, MARKET LEADERS GROWTH TRUST, 19998 SERIES
CLASS II, PHARMACEUTICAL GROWTH TRUST, 19998 SERIES
CLASS II, TECHNOLOGY GROWTH TRUST, 1999 SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on October 31, 2000.

                     FT 271
                     CLASS II, BUSINESS SERVICES GROWTH TRUST,
                       1998 SERIES
                       CLASS II, ENERGY GROWTH TRUST, 1998
                       SERIES
                       CLASS II, FINANCIAL SERVICES GROWTH
                       TRUST, 1998 SERIES
                       CLASS II, MARKET LEADERS GROWTH TRUST,
                       19998 SERIES
                       CLASS II, PHARMACEUTICAL GROWTH TRUST,
                       19998 SERIES
                       CLASS II, TECHNOLOGY GROWTH TRUST, 1999
                       SERIES
                                    (Registrant)
                     By   NIKE SECURITIES L.P.
                                    (Depositor)


                     By   Robert M. Porcellino
                          Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    October 31, 2000
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated October 6, 2000 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The FT Series dated October 27, 2000.



                                        ERNST & YOUNG LLP





Chicago, Illinois
October 26, 2000